UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31*

Date of reporting period: January 31, 2015

*	This Form N-Q pertains to the following series of the Registrant: MFS Emerging Markets Debt Local Currency Fund. Each remaining series of the Registrant has a fiscal year end other than October 31.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

January 31, 2015

MFS® EMERGING MARKETS DEBT LOCAL CURRENCY FUND

PORTFOLIO OF INVESTMENTS

1/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Issuer	Shares/Par		Value ($)

Bonds - 85.7%
Argentina - 0.2%
Republic of Argentina, 7%, 10/03/15		$618,000	$608,094

Brazil - 12.7%
Federative Republic of Brazil, 10%, 1/01/17	BRL	22,249,000	$7,969,570
Federative Republic of Brazil, 10%, 1/01/21	BRL	47,109,000	16,176,009
QGOG Constellation S.A., 6.25%, 11/09/19 (n)		$925,000	422,910
Cosan Luxembourg S.A., 9.5%, 3/14/18 (n)	BRL	4,782,000	1,514,842
Oi S.A., 9.75%, 9/15/16	BRL	7,615,000	2,554,179
Nota do Tesouro Nacional, 10%, 1/01/23	BRL	14,432,000	4,880,356
Brazil Letras do Tesouro Nacional, 10%, 1/01/18	BRL	22,121,000	7,831,733
Tupy Overseas S.A., 6.625%, 7/17/24 (n)		$450,000	412,875
Nota do Tesouro Nacional, 10%, 1/01/19	BRL	800,000	279,653
Cosan Luxembourg S.A., 9.5%, 3/14/18	BRL	1,500,000	475,170
QGOG Constellation S.A., 6.25%, 11/09/19		$515,000	235,458
Tupy Overseas S.A., 6.625%, 7/17/24		651,000	597,293

			$43,350,048
Canada - 0.3%
First Quantum Minerals Ltd., 7.25%, 5/15/22 (n)		$1,060,000	$885,100

Chile - 0.3%
S.A.C.I. Falabella, 6.5%, 4/30/23 (n)	CLP	763,000,000	$1,152,386

Colombia - 5.5%
Empresa de Telecomunicaciones de Bogota S.A., 7%, 1/17/23 (n)	COP	1,364,000,000	$538,053
Empresas Publicas de Medellin, 7.625%, 9/10/24 (n)	COP	4,088,000,000	1,682,447
Financiera de Desarrollo Territorial S.A., 7.875%, 8/12/24 (n)	COP	3,861,000,000	1,614,974
Pacific Rubiales Energy Corp., 7.25%, 12/12/21		$1,116,000	725,400
Titulos de Tesoreria, 5%, 11/21/18	COP	5,063,200,000	2,070,600
Titulos de Tesoreria, 11%, 7/24/20	COP	8,208,500,000	4,215,906
Titulos de Tesoreria, 7.5%, 8/26/26	COP	3,573,100,000	1,545,307
Titulos de Tesoreria, “B”, 6%, 4/28/28	COP	5,288,400,000	1,974,719
Titulos de Tesoreria, “B”, 7%, 5/04/22	COP	133,000,000	56,559
Titulos de Tesoreria, “B”, 10%, 7/24/24	COP	8,707,000,000	4,421,336

			$18,845,301
Cote d’Ivoire - 0.3%
Republic of Cote d’Ivoire, 5.75%, 12/31/32		$1,011,000	$950,542

Guatemala - 0.4%
Central American Bottling Corp., 6.75%, 2/09/22 (n)		$476,000	$502,756
Central American Bottling Corp., 6.75%, 2/09/22		982,000	1,037,198

			$1,539,954
Hungary - 2.9%
Republic of Hungary, 6.75%, 11/24/17	HUF	810,640,000	$3,344,151
Republic of Hungary, 7%, 6/24/22	HUF	1,080,670,000	5,041,262
Republic of Hungary, 6%, 11/24/23	HUF	371,650,000	1,695,210

			$10,080,623
Iceland - 0.4%
Republic of Iceland, 2.5%, 7/15/20	EUR	1,266,000	$1,484,092

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
India - 0.4%
Bharti Airtel International B.V., 3.375%, 5/20/21 (n)	EUR	1,041,000	$1,276,899

Indonesia - 11.4%
Republic of Indonesia, 8.25%, 7/15/21	IDR	3,034,000,000	$255,917
Republic of Indonesia, 7%, 5/15/22	IDR	42,267,000,000	3,353,332
Republic of Indonesia, 8.375%, 3/15/24	IDR	182,379,000,000	15,615,558
Republic of Indonesia, 11%, 9/15/25	IDR	15,558,000,000	1,578,214
Republic of Indonesia, 8.375%, 9/15/26	IDR	31,455,000,000	2,719,023
Republic of Indonesia, 7%, 5/15/27	IDR	3,689,000,000	287,577
Republic of Indonesia, 9%, 3/15/29	IDR	115,773,000,000	10,555,975
Republic of Indonesia, 8.25%, 6/15/32	IDR	28,084,000,000	2,391,047
Republic of Indonesia, 6.625%, 5/15/33	IDR	800,000,000	57,811
Republic of Indonesia, 8.375%, 3/15/34	IDR	26,000,000,000	2,243,399

			$39,057,853
Jamaica - 0.2%
Digicel Group Ltd., 8.25%, 9/01/17		$741,000	$752,115

Kazakhstan - 0.4%
Halyk Savings Bank of Kazakhstan B.V., 7.25%, 5/03/17		$451,000	$445,363
KazAgro National Management Holdings, 3.255%, 5/22/19	EUR	900,000	872,875

			$1,318,238
Malaysia - 4.4%
Government of Malaysia, 3.394%, 3/15/17	MYR	37,388,000	$10,284,225
Government of Malaysia, 4.24%, 2/07/18	MYR	504,000	141,322
Government of Malaysia, 4.378%, 11/29/19	MYR	4,382,000	1,242,751
Government of Malaysia, 4.16%, 7/15/21	MYR	8,079,000	2,271,974
Government of Malaysia, 4.392%, 4/15/26	MYR	3,623,000	1,036,196

			$14,976,468
Mexico - 8.1%
America Movil S.A.B. de C.V., 6%, 6/09/19	MXN	24,440,000	$1,660,312
Empresas ICA S.A.B. de C.V., 8.375%, 7/24/17		$779,000	710,136
Grupo Cementos de Chihuahua S.A.B. de C.V., 8.125%, 2/08/20 (n)		1,161,000	1,230,660
Grupo Posadas S.A.B. de C.V., 7.875%, 11/30/17		1,070,000	1,037,900
Grupo Televisa S.A.B., 7.25%, 5/14/43	MXN	24,060,000	1,460,796
Office Depot de Mexico S.A. de C.V., 6.875%, 9/20/20 (n)		$1,131,000	1,193,205
Petroleos Mexicanos, 9.1%, 1/27/20	MXN	20,727,400	1,592,321
Red de Carreteras de Occidente SAPIB de C.V., 9%, 6/10/28 (n)	MXN	36,990,000	2,394,811
United Mexican States, 4.75%, 6/14/18	MXN	6,710,000	454,420
United Mexican States, 8.5%, 12/13/18	MXN	49,400,000	3,769,731
United Mexican States, 8%, 6/11/20	MXN	26,220,000	2,017,543
United Mexican States, 10%, 12/05/24	MXN	18,550,000	1,685,543
United Mexican States, 8.5%, 5/31/29	MXN	39,970,000	3,417,816
United Mexican States, 7.75%, 5/29/31	MXN	33,100,000	2,690,007
United Mexican States, 10%, 11/20/36	MXN	16,120,000	1,622,771
United Mexican States, 8.5%, 11/18/38	MXN	8,000,000	710,672

			$27,648,644
Nigeria - 0.1%
Afren PLC, 10.25%, 4/08/19		$711,000	$241,740

Paraguay - 0.4%
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/22 (n)		$1,315,000	$1,350,755

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Peru - 0.8%
Bonos de Tesoreria, 5.7%, 8/12/24	PEN	3,365,000	$1,126,986
Inkia Energy Ltd., 8.375%, 4/04/21		$698,000	732,900
Union Andina de Cementos S.A.A., 5.875%, 10/30/21 (n)		887,000	878,130

			$2,738,016
Poland - 7.3%
Government of Poland, 2.75%, 8/25/23	PLN	23,541,915	$7,309,673
Government of Poland, 3.25%, 7/25/25	PLN	58,304,000	17,621,464

			$24,931,137
Romania - 2.7%
Republic of Romania, 5.85%, 4/26/23	RON	15,830,000	$4,964,053
Republic of Romania, 4.75%, 2/24/25	RON	14,895,000	4,471,346

			$9,435,399
Russia - 2.0%
Russian Federation, 7.05%, 1/19/28	RUB	745,296,000	$6,782,788

Serbia - 0.3%
Republic of Serbia, 6.75%, 11/01/24		$973,580	$987,503

South Africa - 10.3%
Eskom Holdings SOC Ltd., 5.75%, 1/26/21		$1,109,000	$1,106,228
Republic of South Africa, 7.25%, 1/15/20	ZAR	16,871,000	1,487,676
Republic of South Africa, 6.75%, 3/31/21	ZAR	22,482,000	1,935,441
Republic of South Africa, 10.5%, 12/21/26	ZAR	58,998,000	6,441,801
Republic of South Africa, 7%, 2/28/31	ZAR	172,149,000	14,036,537
Republic of South Africa, 6.25%, 3/31/36	ZAR	25,486,000	1,860,992
Republic of South Africa, 6.5%, 2/28/41	ZAR	53,115,000	3,913,953
Transnet Ltd., 10.5%, 9/17/20	ZAR	34,000,000	3,193,457
Transnet SOC Ltd., 9.5%, 5/13/21 (n)	ZAR	9,960,000	895,322
Transnet SOC Ltd., 9.5%, 5/13/21	ZAR	5,700,000	512,383

			$35,383,790
Thailand - 4.2%
Kingdom of Thailand, 3.875%, 6/13/19	THB	30,535,000	$995,476
Kingdom of Thailand, 3.65%, 12/17/21	THB	160,641,000	5,284,328
Kingdom of Thailand, 3.625%, 6/16/23	THB	143,485,000	4,735,803
Kingdom of Thailand, 1.25%, 3/12/28	THB	130,456,940	3,504,714

			$14,520,321
Trinidad & Tobago - 0.3%
Consolidated Energy Finance S.A., 6.75%, 10/15/19 (n)		$1,108,000	$1,063,680

Turkey - 9.4%
Republic of Turkey, 9%, 3/08/17	TRY	7,246,000	$3,086,429
Republic of Turkey, 6.3%, 2/14/18	TRY	29,419,100	11,839,555
Republic of Turkey, 8.5%, 7/10/19	TRY	15,468,000	6,702,400
Republic of Turkey, 7.1%, 3/08/23	TRY	23,932,000	9,753,589
Republic of Turkey, 10.4%, 3/20/24	TRY	1,619,748	805,802

			$32,187,775
Total Bonds			$293,549,261

Portfolio of Investments (unaudited) – continued

Issuer/Expiration Date/Strike Price	Par Amount of Contracts	Value ($)

Call Options Purchased - 0.2%
USD Currency - March 2015 @ EUR 0.8275	$3,380,000	$220,129
USD Currency - March 2015 @ EUR 0.8292	6,882,883	435,060
USD Currency - March 2015 @ EUR 0.8197	364,780	26,968
Total Call Options Purchased		$682,157
Issuer/Expiration Date/Strike Price	Number of Contracts
Put Options Purchased - 0.0%
U.S. Treasury 10 Year Note Futures - February 2015 @ $127	27	$844
U.S. Treasury 30 Year Bond Futures - February 2015 @ $139	3	47
Total Put Options Purchased		$891
Issuer	Shares/Par
Money Market Funds - 11.0%
MFS Institutional Money Market Portfolio, 0.11%, at Net Asset Value (v)	37,574,261	$37,574,261
Total Investments		$331,806,570

Other Assets, Less Liabilities - 3.1%		10,452,586
Net Assets - 100.0%		$342,259,156

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $19,009,805 representing 5.6% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

CDI	Interbank Deposit Certificates
JIBAR	Johannesburg Interbank Agreed Rate
KLIBOR	Kuala Lumpur Interbank Offered Rate
PLC	Public Limited Company
TIIE	Interbank Equilibrium Interest Rate
THBFIX	Thai Baht Interest Rate Fixing

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thailand Baht
TRY	Turkish Lira
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 1/31/15

Forward Foreign Currency Exchange Contracts at 1/31/15

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	BRL	Goldman Sachs International	457,000	2/03/15	$168,151	$170,316	$2,165
SELL	BRL	Barclays Bank PLC	5,210,912	2/02/15-2/03/15	2,013,653	1,942,015	71,638
SELL	BRL	Citibank N.A.	606,024	2/03/15	227,632	225,855	1,777
SELL	BRL	Deutsche Bank AG	344,000	2/02/15-4/02/15	131,605	127,162	4,443
SELL	BRL	Goldman Sachs International	5,850,000	2/03/15	2,190,003	2,180,192	9,811
SELL	BRL	JPMorgan Chase Bank N.A.	69,335,774	2/03/15-4/02/15	26,151,567	25,630,404	521,163
SELL	CLP	Deutsche Bank AG	583,030,608	3/16/15	935,994	916,364	19,630
BUY	COP	Deutsche Bank AG	479,539,000	2/05/15	195,491	196,491	1,000
SELL	COP	Citibank N.A.	4,748,034,137	2/05/15	1,978,900	1,945,503	33,397
SELL	COP	Deutsche Bank AG	378,586,000	2/05/15	163,465	155,125	8,340
SELL	COP	Morgan Stanley Capital Services, Inc.	8,956,988,000	2/05/15	3,711,972	3,670,118	41,854
SELL	EUR	Barclays Bank PLC	281,600	2/06/15	338,447	318,216	20,231
SELL	EUR	Merrill Lynch International	15,095,448	4/10/15	18,037,400	17,067,764	969,636
BUY	HUF	Citibank N.A.	559,986,712	4/10/15	2,025,937	2,032,152	6,215
SELL	HUF	Citibank N.A.	155,110,025	4/10/15	575,165	562,883	12,282
SELL	HUF	Deutsche Bank AG	42,064,000	4/10/15	154,010	152,647	1,363
SELL	IDR	JPMorgan Chase Bank N.A.	125,142,536,378	3/16/15	9,875,531	9,810,292	65,239
SELL	MXN	Goldman Sachs International	2,366,000	4/10/15	160,887	157,193	3,694
SELL	MXN	JPMorgan Chase Bank N.A.	10,128,437	4/10/15	689,251	672,917	16,334
SELL	MXN	Morgan Stanley Capital Services, Inc.	25,116,481	4/10/15	1,704,584	1,668,697	35,887
BUY	MYR	Barclays Bank PLC	1,396,000	2/04/15	384,055	384,785	730
BUY	MYR	JPMorgan Chase Bank N.A.	1,036,000	2/04/15	285,015	285,557	542
SELL	MYR	Barclays Bank PLC	55,437,639	2/04/15	15,332,529	15,280,496	52,033
SELL	MYR	Deutsche Bank AG	1,095,000	2/04/15	315,289	301,819	13,470
SELL	MYR	JPMorgan Chase Bank N.A.	1,036,000	2/04/15	297,402	285,557	11,845
SELL	PEN	Morgan Stanley Capital Services, Inc.	3,251,440	3/12/15	1,081,111	1,055,990	25,121
BUY	PHP	Barclays Bank PLC	13,296,000	2/03/15-4/06/15	298,179	301,146	2,967
BUY	PHP	JPMorgan Chase Bank N.A.	63,869,000	2/04/15	1,418,838	1,448,381	29,543
SELL	PLN	Barclays Bank PLC	10,093,000	4/10/15	2,775,856	2,718,268	57,588
SELL	PLN	Citibank N.A.	6,571,296	4/10/15	1,797,798	1,769,795	28,003
SELL	RON	JPMorgan Chase Bank N.A.	23,979,319	3/20/15	6,115,925	6,104,978	10,947
SELL	RUB	Merrill Lynch International	51,549,690	2/12/15	765,400	744,206	21,194
BUY	THB	JPMorgan Chase Bank N.A.	354,615,866	3/16/15	10,724,105	10,812,007	87,902
SELL	TRY	Barclays Bank PLC	1,107,345	4/10/15	465,921	446,403	19,518
SELL	TRY	Deutsche Bank AG	363,000	4/10/15	147,389	146,336	1,053
SELL	TRY	Goldman Sachs International	2,499,500	4/10/15	1,059,572	1,007,620	51,952
BUY	ZAR	Deutsche Bank AG	4,017,000	4/10/15	337,677	341,382	3,705
BUY	ZAR	JPMorgan Chase Bank N.A.	21,771,214	4/10/15	1,827,110	1,850,210	23,100
SELL	ZAR	Deutsche Bank AG	17,291,982	4/10/15	1,481,992	1,469,546	12,446

							$2,299,758

Liability Derivatives
BUY	BRL	Barclays Bank PLC	5,210,912	2/02/15-2/03/15	$1,959,943	$1,942,015	$(17,928)
BUY	BRL	Citibank N.A.	606,024	2/03/15	232,300	225,855	(6,445)
BUY	BRL	Deutsche Bank AG	30,425,000	2/02/15-2/03/15	11,429,930	11,338,861	(91,069)
BUY	BRL	Goldman Sachs International	5,393,000	2/03/15	2,070,385	2,009,876	(60,509)
BUY	BRL	JPMorgan Chase Bank N.A.	34,667,887	2/03/15	13,351,776	12,920,111	(431,665)
SELL	BRL	Deutsche Bank AG	30,253,000	2/03/15	11,011,101	11,274,760	(263,659)
BUY	CLP	Barclays Bank PLC	98,509,600	3/16/15	156,800	154,830	(1,970)
BUY	COP	Deutsche Bank AG	52,129,917,000	2/05/15	21,678,647	21,360,187	(318,460)
BUY	COP	JPMorgan Chase Bank N.A.	1,471,591,082	2/05/15	638,989	602,983	(36,006)
SELL	COP	JPMorgan Chase Bank N.A.	2,919,886,500	2/05/15	1,185,500	1,196,421	(10,921)
SELL	COP	Morgan Stanley Capital Services, Inc.	27,420,193,000	2/05/15	11,141,891	11,235,399	(93,508)
BUY	EUR	Citibank N.A.	1,919,256	4/10/15	2,178,181	2,170,019	(8,162)
BUY	EUR	Deutsche Bank AG	1,533,000	4/10/15	1,807,172	1,733,296	(73,876)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 1/31/15 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
BUY	EUR	Goldman Sachs International	3,462,000	4/10/15	$4,117,164	$3,914,332	$(202,832)
SELL	EUR	Deutsche Bank AG	2,797,920	4/10/15	3,153,787	3,163,486	(9,699)
SELL	EUR	Goldman Sachs International	2,042,000	4/10/15	2,282,869	2,308,800	(25,931)
BUY	HUF	Barclays Bank PLC	693,339,616	4/10/15	2,535,619	2,516,080	(19,539)
BUY	HUF	Morgan Stanley Capital Services, Inc.	6,035,000	4/10/15	22,431	21,901	(530)
BUY	IDR	JPMorgan Chase Bank N.A.	6,023,278,000	3/16/15	478,038	472,183	(5,855)
BUY	INR	JPMorgan Chase Bank N.A.	426,714,000	3/16/15	6,896,388	6,830,936	(65,452)
BUY	MXN	Barclays Bank PLC	25,389,060	4/10/15	1,718,858	1,686,807	(32,051)
BUY	MXN	Citibank N.A.	2,759,000	4/10/15	187,562	183,303	(4,259)
BUY	MXN	JPMorgan Chase Bank N.A.	211,969,847	4/10/15	14,182,380	14,082,925	(99,455)
BUY	MXN	Morgan Stanley Capital Services, Inc.	8,701,000	4/10/15	580,425	578,080	(2,345)
BUY	MYR	Barclays Bank PLC	105,922,278	2/04/15-3/31/15	29,711,966	29,129,339	(582,627)
BUY	MYR	Deutsche Bank AG	3,527,000	2/04/15	1,004,414	972,161	(32,253)
SELL	MYR	Deutsche Bank AG	2,432,000	2/04/15	669,069	670,342	(1,273)
SELL	PHP	Barclays Bank PLC	6,648,000	2/03/15	150,407	150,766	(359)
BUY	PLN	Deutsche Bank AG	6,068,000	4/10/15	1,674,021	1,634,247	(39,774)
BUY	PLN	Goldman Sachs International	42,217,712	4/10/15	11,679,104	11,370,163	(308,941)
SELL	PLN	Citibank N.A.	1,821,697	4/10/15	487,007	490,623	(3,616)
BUY	RON	JPMorgan Chase Bank N.A.	5,343,286	3/20/15	1,361,000	1,360,366	(634)
SELL	RON	JPMorgan Chase Bank N.A.	2,043,000	3/20/15	518,199	520,134	(1,935)
BUY	RUB	JPMorgan Chase Bank N.A.	409,283,945	2/12/15	6,644,220	5,908,700	(735,520)
BUY	RUB	Morgan Stanley Capital Services, Inc.	52,435,000	2/12/15	830,983	756,987	(73,996)
BUY	TRY	Deutsche Bank AG	2,670,000	4/10/15	1,125,550	1,076,354	(49,196)
BUY	TRY	Goldman Sachs International	2,226,041	4/10/15	922,911	897,381	(25,530)
BUY	TRY	JPMorgan Chase Bank N.A.	209,900	4/10/15	90,367	84,617	(5,750)
BUY	TRY	UBS AG	1,120,000	4/10/15	471,952	451,504	(20,448)
BUY	ZAR	Deutsche Bank AG	3,608,000	4/10/15	308,059	306,623	(1,436)
BUY	ZAR	Morgan Stanley Capital Services, Inc.	654,000	4/10/15	55,635	55,580	(55)
SELL	ZAR	Citibank N.A.	4,594,274	4/10/15	387,662	390,441	(2,779)

							$(3,768,248)

Futures Contracts Outstanding at 1/31/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	4	$605,125	March - 2015	$(24,264)
U.S. Treasury Note 2 yr (Short)	USD	133	29,228,828	March - 2015	(124,247)

Total					$(148,511)

Swap Agreements at 1/31/15

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Interest Rate Swap Agreements
1/02/18	BRL	2,800,000	JPMorgan Chase Bank	12.20% (fixed rate)	CDI (floating rate)	$3,482
1/02/18	BRL	2,000,000	Merrill Lynch Capital Services	12.29% (fixed rate)	CDI (floating rate)	3,848
1/02/18	BRL	48,000,000	Merrill Lynch Capital Services	12.175% (fixed rate)	CDI (floating rate)	32,880
9/11/19	MXN	5,356,000	Merrill Lynch Capital Services	5.32% (fixed rate)	TIIE (floating rate)	9,753
9/23/19	MXN	2,500,000	Merrill Lynch Capital Services	5.49% (fixed rate)	TIIE (floating rate)	5,662
9/19/19	MXN	4,000,000	Merrill Lynch Capital Services	5.40% (fixed rate)	TIIE (floating rate)	8,074

Portfolio of Investments (unaudited) – continued

Swap Agreements at 1/31/15 - continued

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives – continued
Interest Rate Swap Agreements – continued
12/05/19	MXN	200,000,000	Merrill Lynch Capital Services	5.41% (fixed rate)	TIIE (floating rate)	$402,194
10/02/19	MXN	2,407,000	Merrill Lynch Capital Services	5.29% (fixed rate)	TIIE (floating rate)	3,928
12/18/19	MYR	22,717,000	JPMorgan Chase Bank	4.0725% (fixed rate)	KLIBOR (floating rate)	69,431
12/22/19	THB	53,699,000	JPMorgan Chase Bank	2.275% (fixed rate)	THBFIX (floating rate)	6,788
10/24/24	ZAR	3,953,000	JPMorgan Chase Bank	8.67% (fixed rate)	JIBAR (floating rate)	9,470
12/05/24	ZAR	3,828,000	Merrill Lynch Capital Services	8.69% (fixed rate)	JIBAR (floating rate)	8,974
12/10/24	ZAR	67,018,000	JPMorgan Chase Bank	8.74% (fixed rate)	JIBAR (floating rate)	164,905

						$729,389

Liability Derivatives
Interest Rate Swap Agreements
12/31/20	BRL	6,500,000	JPMorgan Chase Bank	11.61% (fixed rate)	CDI (floating rate)	$(3,149)
9/14/16	MXN	12,172,000	Merrill Lynch Capital Services	TIIE (floating rate)	3.99% (fixed rate)	(3,097)
12/8/16	MXN	110,000,000	Merrill Lynch Capital Services	TIIE (floating rate)	4.18% (fixed rate)	(44,254)
1/29/20	MXN	25,295,000	Merrill Lynch Capital Services	4.73% (fixed rate)	TIIE (floating rate)	(5,962)

						$(56,462)

At January 31, 2015, the fund had cash collateral of $913,381 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

1/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of January 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$891	$—	$—	$891
Non-U.S. Sovereign Debt	—	266,604,293	—	266,604,293
Foreign Bonds	—	26,944,968	—	26,944,968
Purchased Currency Options	—	682,157	—	682,157
Mutual Funds	37,574,261	—	—	37,574,261
Total Investments	$37,575,152	$294,231,418	$—	$331,806,570

Other Financial Instruments
Futures Contracts	$(148,511)	$—	$—	$(148,511)
Swap Agreements	—	672,927	—	672,927
Forward Foreign Currency Exchange Contracts	—	(1,468,490)	—	(1,468,490)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$339,325,293
Gross unrealized appreciation	4,067,291
Gross unrealized depreciation	(11,586,014)
Net unrealized appreciation (depreciation)	$(7,518,723)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,184,462	49,977,689	(15,587,890)	37,574,261

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,410	$37,574,261

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2015, are as follows:

Brazil	17.3%
South Africa	12.6%
Indonesia	11.8%
Mexico	10.6%
Turkey	9.7%
Poland	7.4%
Malaysia	6.3%
Colombia	5.7%
Thailand	4.8%
Other Countries	13.8%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: March 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: March 17, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 17, 2015

*	Print name and title of each signing officer under his or her signature.